Consolidated Statements of Cash Flows Supplemental Data (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended			3 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2011 Carrefour [Member]	Mar. 31, 2011 Cpa 14 Assets [Member]	Dec. 31, 2011 Cpa 14 Assets [Member]
Noncash or Part Noncash Acquisition, Value of Assets Acquired
Investments in real estate				$ 97,722	$ 604,093
Net investment in direct financing leases					161,414
Assets held for sale					11,202
Equity investments in real estate					134,609
Intangible assets				48,029	418,631
Other assets, net				154	27,264
Noncash or Part Noncash Acquisition, Value of Liabilities Assumed
Non-recourse debt				(81,671)	(460,007)
Accounts payable, accrued expenses and other liabilities				(1,193)	(9,878)
Prepaid and deferred rental income and security deposits				(96)	(49,412)
Due to affiliates					(2,753)
Distributions payable					(95,943)
Amounts attributable to noncontrolling interests				(70,066)	58,188
Net (liabilities assumed) assets acquired excluding cash				(7,121)	797,408
Fair value of common shares issued					(510,549)
Cash consideration					(444,045)
Change in interest upon acquistion of noncontrolling interest of Carrefour					(3,543)
Gain on bargain purchase	(1,617)	(28,709)	0		(28,709)	(28,709)
Cash acquired on acquisition of subsidiaries, net				$ (7,121)	$ (189,438)